Taxation (Income Taxes, Effective Tax Rate, Reconciliation to Effective Tax Rate) (Details)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TAXATION [Abstract]
PRC statutory tax rate		25.00%	25.00%	25.00%
Tax differential from statutory rate in other jurisdictions		6.80%	5.20%	2.70%
Effect of tax holidays	[1]	(14.40%)	(17.20%)	(8.60%)
Permanent book-tax differences	[2]	(7.50%)	(15.10%)	(9.00%)
Changes in deferred tax asset allowance		5.00%	2.10%	(1.40%)
Effective income tax rate		14.90%	0.00%	8.70%

[1]	The income tax reversals resulting from the preferential income tax rates that Sogou Technology was entitled to as a 2015 and 2016 KNSE and that Sogou Network was entitled to as a 2015 Software Enterprise are included in the "Effect of tax holidays" in the table above.
[2]	The permanent book-tax differences mainly consisted of Research and Development super deductions.